Borrowings (Tables)	12 Months Ended
Mar. 31, 2016
Borrowings
Short-term and long-term borrowings

	Millions of yen
	March 31
	2015	2016
Short-term borrowings(1):
Commercial paper	¥252,858	¥177,906
Bank borrowings	217,013	149,775
Other	192,385	335,221

Total	¥662,256	¥662,902

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥3,140,531	¥3,197,303
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,528,529	1,300,872
Non-Japanese yen denominated	1,102,125	876,088
Floating-rate obligations:
Japanese yen denominated	465,296	726,568
Non-Japanese yen denominated	150,055	293,207
Index / Equity-linked obligations:
Japanese yen denominated	1,017,380	802,849
Non-Japanese yen denominated	798,857	805,217

	5,062,242	4,804,801

Subtotal	8,202,773	8,002,104

Trading balances of secured borrowings	133,523	127,455

Total	¥8,336,296	¥8,129,559

(1)	Includes secured borrowings of ¥17,284 million as of March 31, 2015 and ¥82,861 million as of March 31, 2016.
(2)	Includes secured borrowings of ¥251,486 million as of March 31, 2015 and ¥226,704 million as of March 31, 2016.
(3)	Includes secured borrowings of ¥749,839 million as of March 31, 2015 and ¥744,945 million as of March 31, 2016.

Long-term borrowings

	Millions of yen
	March 31
	2015	2016
Debt issued by the Company	¥3,863,436	¥3,624,836
Debt issued by subsidiaries—guaranteed by the Company	1,885,256	1,973,213
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,587,604	2,531,510

Total	¥8,336,296	¥8,129,559

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings

	March 31
	2015	2016
Short-term borrowings	0.37%	0.77%
Long-term borrowings	0.78%	0.88%
Fixed-rate obligations	1.18%	1.45%
Floating-rate obligations	0.82%	0.89%
Index / Equity-linked obligations	0.34%	0.36%

Maturities of long-term borrowings

Year ending March 31	Millions of yen
2017	¥652,343
2018	1,032,790
2019	1,128,105
2020	1,057,019
2021	835,225
2022 and thereafter	3,296,622

Subtotal	8,002,104

Trading balances of secured borrowings	127,455

Total	¥8,129,559